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ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

VIA EDGAR

June 1, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 2,719 to the Registrant’s Registration Statement on Form N-1A, filed on June 1, 2021 (the “Amendment”), and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 1, 2021.
No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call Allison M. Fumai at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai